Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Assets:
Available-for-sale securities		¥ 26,198,712	¥ 27,853,035
Liabilities:
Long-term debt		2,863,348	2,703,021
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		3,823,000	3,479,000
Equity securities measured at net asset value	[1]	160,000	121,000
Other investments		56,000	55,000
Total assets measured at fair value		57,554,000	58,261,000
Liabilities:
Trading securities sold, not yet purchased		2,977,000	2,626,000
Long-term debt		2,863,000	2,703,000	[2]
Total liabilities measured at fair value		11,997,000	13,581,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[1],[3]	374,000	431,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		3,404,000	4,639,000
Liabilities:
Liabilities, derivatives		3,245,000	4,476,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		2,487,000	3,328,000
Liabilities:
Liabilities, derivatives		2,383,000	3,246,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		495,000	531,000
Liabilities:
Liabilities, derivatives		328,000	384,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		116,000	94,000
Liabilities:
Liabilities, derivatives		136,000	113,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		63,000	33,000
Liabilities:
Liabilities, derivatives		65,000	33,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	2,621,000	1,934,000
Available-for-sale securities		19,003,000	20,921,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	74,000	120,000
Available-for-sale securities		495,000	463,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	5,670,000	4,148,000
Available-for-sale securities		1,074,000	911,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,287,000	1,275,000
Available-for-sale securities		1,331,000	1,507,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,715,000	4,727,000
Available-for-sale securities		599,000	521,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	8,000	9,000
Available-for-sale securities		64,000	71,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		767,000	716,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,121,000	1,204,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	2,664,000	2,705,000	[4]
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	2,218,000	1,575,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,984,000	1,904,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		881,000	839,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,717,000	3,375,000
Other investments		3,000	2,000
Total assets measured at fair value		34,582,000	33,160,000
Liabilities:
Trading securities sold, not yet purchased		2,172,000	2,138,000
Long-term debt		0
Total liabilities measured at fair value		2,387,000	2,433,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		31,000	63,000
Liabilities:
Liabilities, derivatives		30,000	64,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		0	0
Liabilities:
Liabilities, derivatives		0	0
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		189,000	170,000
Liabilities:
Liabilities, derivatives		167,000	224,000
Fair Value, Measurements, Recurring | Level 1 | Credit-related contracts
Assets:
Assets, derivatives		0
Liabilities:
Liabilities, derivatives		0
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		26,000	10,000
Liabilities:
Liabilities, derivatives		18,000	7,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	2,612,000	1,923,000
Available-for-sale securities		18,807,000	20,598,000
Fair Value, Measurements, Recurring | Level 1 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,900,000	3,544,000
Available-for-sale securities		1,074,000	911,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	760,000	775,000
Available-for-sale securities		444,000	535,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	0
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	58,000	34,000	[4]
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,961,000	1,220,000
Fair Value, Measurements, Recurring | Level 1 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		106,000	104,000
Other investments		0
Total assets measured at fair value		20,179,000	22,111,000
Liabilities:
Trading securities sold, not yet purchased		805,000	488,000
Long-term debt		2,111,000	1,990,000	[2]
Total liabilities measured at fair value		8,756,000	10,369,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		3,363,000	4,564,000
Liabilities:
Liabilities, derivatives		3,210,000	4,408,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		2,464,000	3,304,000
Liabilities:
Liabilities, derivatives		2,382,000	3,245,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		283,000	339,000
Liabilities:
Liabilities, derivatives		99,000	117,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		113,000	91,000
Liabilities:
Liabilities, derivatives		134,000	112,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		4,000	6,000
Liabilities:
Liabilities, derivatives		15,000	9,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	9,000	11,000
Available-for-sale securities		196,000	323,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	74,000	120,000
Available-for-sale securities		495,000	463,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	770,000	604,000
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	527,000	500,000
Available-for-sale securities		887,000	972,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,715,000	4,727,000
Available-for-sale securities		599,000	521,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		44,000	48,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		1,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,121,000	1,204,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,780,000	1,638,000	[4]
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	227,000	326,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,637,000	1,539,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		764,000	707,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities with readily determinable fair values		0
Other investments		53,000	53,000
Total assets measured at fair value		2,259,000	2,438,000
Liabilities:
Trading securities sold, not yet purchased		0
Long-term debt		752,000	713,000	[2]
Total liabilities measured at fair value		854,000	779,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		10,000	12,000
Liabilities:
Liabilities, derivatives		5,000	4,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		23,000	24,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		23,000	22,000
Liabilities:
Liabilities, derivatives		62,000	43,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		3,000	3,000
Liabilities:
Liabilities, derivatives		2,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		33,000	17,000
Liabilities:
Liabilities, derivatives		32,000	17,000
Fair Value, Measurements, Recurring | Level 3 | Japanese government bonds
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	8,000	9,000
Available-for-sale securities		20,000	23,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		766,000	716,000
Fair Value, Measurements, Recurring | Level 3 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	0
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	826,000	1,033,000	[4]
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	30,000	29,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		347,000	365,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 117,000	¥ 132,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2021 and September 30, 2021 were ¥55 billion and ¥54 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.